Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Wages and incentives	$ 14	$ 41	$ 38
Legal and patents	230	2	11
Other	10	14	71
Total accrued expenses and other current liabilities	$ 254	$ 57	$ 120